STOCKHOLDERS' EQUITY (Details Textual) (USD $)	1 Months Ended				9 Months Ended		12 Months Ended		101 Months Ended	110 Months Ended		9 Months Ended	12 Months Ended		1 Months Ended	9 Months Ended				9 Months Ended	12 Months Ended	9 Months Ended			9 Months Ended
	Oct. 31, 2012	May 31, 2012	Mar. 31, 2012	Apr. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Apr. 08, 2011	Dec. 31, 2011	Oct. 11, 2012	Sep. 30, 2012 Underwritten Offering [Member]	Dec. 31, 2011 Underwritten Offering [Member]	Dec. 06, 2011 Underwritten Offering [Member]	Oct. 31, 2012 Class B Warrants [Member]	Sep. 30, 2012 Class B Warrants [Member]	Oct. 11, 2012 Class B Warrants [Member]	Sep. 10, 2012 Class B Warrants [Member]	Mar. 31, 2012 Placement Agent Advisory Fees [Member]	Sep. 30, 2012 April Private Placement [Member]	Dec. 31, 2011 April Private Placement [Member]	Sep. 30, 2012 June Offering [Member]	Sep. 30, 2012 June Offering [Member] Ninety Day Warrant [Member]	Sep. 30, 2012 June Offering [Member] Five Year Warrant [Member]	Sep. 30, 2012 June Offering [Member] Underwritten Offering [Member]
Private Placement Units Sold					6,846,537																6,846,537
Number Of Common Shares Comprised In Each Private Placement Unit																					one share
Number Of Warrants Comprised In Each Private Placement Unit																					one share
Proceeds From Issuance Of Private Placement (in dollars)					$ 5,135,000																$ 5,135,000
Warrants Expiration Date	Oct. 11, 2012									Sep. 11, 2012		Dec. 06, 2016	Dec. 06, 2016		Oct. 11, 2012					Mar. 31, 2016					Jun. 13, 2017
Relative Fair Value Of Warrants Issued (in dollars)														2,350,320							2,124,286	1,994,631
Fair Value Of Warrants Issued (in dollars)																				112,096					255,703
Investment Banking, Advisory, Brokerage, and Underwriting Fees and Commissions (in dollars)													302,000												379,456
Number Of Warrants Issued In Connection With Sale Of Common Stock													10,081,667
Issuance of common stock (in shares)					6,846,537				12,559,218				10,081,667
Issuance of common stock					4,870,978																	5,420,800
Number Of Shares Issuable Upon Exercise Of Outstanding Warrants					23,767,459							9,248,334								6,058,811			5,420,800	2,710,400	271,040
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 1.00						$ 0.75			$ 0.75	$ 1.00	$ 0.6		$ 0.6			$ 1.00		$ 0.75	$ 0.75	$ 0.75	$ 1.00	$ 1.00	$ 1.25	$ 1.25
Gross Proceeds From Issuance Of Common Stock (in dollars)													6,049,000									5,420,800
Proceeds From Issuance Of Common Stock (in dollars)					4,870,978	4,866,406	10,164,546	0	21,710,000	31,874,254			5,298,140									4,870,978
Number Of Shares Of Common Stock Held For Resale					4,000,000
Stock Issued During Period Shares Issued In Connection With Cashless Exercise Of Warrants One			23,495	582,981						100,800
Stock Issuable During Period Shares Issued In Connection With Cashless Exercise Of Warrants One			50,419	833,333
Warrants Expiration Date One		Sep. 11, 2012	Jul. 27, 2015	Dec. 06, 2016						Mar. 31, 2016						Sep. 11, 2012
Warrant Exercise Price One (in dollars per share)		$ 1.00	$ 0.60	$ 0.60	$ 1.00
Amount Reclassified Upon Exercise Of Warrants (in dollars)			43,855		43,855
Stock Issued During Period Shares Issued In Connection With Cashless Exercise Of Warrants Two			374,597	150,800	374,597					406,451
Stock Issuable During Period Shares Issued In Connection With Cashless Exercise Of Warrants Two			980,657	150,800	980,657
Warrants Expiration Date Two			Mar. 31, 2016													Oct. 11, 2012						Sep. 11, 2012
Warrant Exercise Price Two (in dollars per share)			$ 0.75
Number Of Warrants Expired During Period		8,561
Warrant Exercise Price Three (in dollars per share)		$ 191.25
Warrants Amended To Purchase Common Stock																		5,255,000
Warrants For Purchase Common Stock					15,000					15,000
Common stock, shares issued					43,460,497		36,907,824	12,820,102		36,907,824						937,500
Warrants Exercisable For Common Stock	4,317,500				4,317,500											4,317,500
Proceeds from exercise of warrants					150,800	0	0	0		250,000						937,500
DEEMED DIVIDEND ON WARRANTS					(543,359)	0	0	0		0
Proceeds from issuance of common stock, net of issuance costs					4,870,978	4,866,406	10,164,546	0	21,710,000	31,874,254			5,298,140									4,870,978
Warrants Outstanding after the Reverse Stock Split							315,164
Shares Issuable Exercise Of Warrants (in shares)					27,310
Issuance of common stock upon cashless exercise of warrants and reclassification of derivative liability to additional paid-in-capital					$ 43,855		$ 48,339
Cancellation Of Warrants							5,000
Number Of Shares Issuable Upon Exercise Of Outstanding Warrants (in shares)					23,767,459							9,248,334								6,058,811			5,420,800	2,710,400	271,040